Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 24, 2020
Prospectus Date	rr_ProspectusDate	Nov. 28, 2019
KBI GLOBAL INVESTORS AQUARIUS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

KBI Global Investors Aquarius Fund

(the “Fund”)

Supplement dated April 24, 2020 to the Fund’s summary prospectus (the “Summary Prospectus”) and prospectus (the “Prospectus”), each dated November 28, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

In the “Fund Fees and Expenses” section of the Summary Prospectus, and the corresponding section of the Prospectus, the following sentence is hereby added to the end of the first paragraph:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.